Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations
REVENUES	$ 26,154	$ 35,820
COST OF GOODS SOLD	307,132	186,508
GROSS PROFIT	(280,978)	(150,688)
OPERATING EXPENSES
Legal and accounting	63,228	88,752
Advertising	258,292	650,648
Consulting	339,508	556,478
General and administrative	212,896	123,023
Total Operating Expenses	873,924	1,418,901
OPERATING LOSS	(1,154,902)	(1,569,589)
OTHER INCOME (EXPENSE)
Impairment of license	(10,000)
Interest expense	(122,005)	(144,520)
Total Other Income (Expense)	(132,005)	(144,520)
NET LOSS	$ (1,286,907)	$ (1,714,109)
BASIC AND DILUTED NET LOSS PER COMMON SHARE	$ (0.02)	$ (0.03)
BASIC AND DILUTED WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	67,891,464	59,305,115